CONSOLIDATED STATEMENTS OF REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Investor [Member]	Conditionally Redeemable Common Stock [Member]	Conditionally Redeemable Common Stock [Member] Investor [Member]	Common Stock [Member]	Common Stock [Member] Investor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Investor [Member]	Common Stock Issuable [Member]	Common Stock Issuable [Member] Investor [Member]	AccumulatedDeficit [Member]	Preferred Stock [Member]	Preferred Stock [Member] Investor [Member]
Balance at Dec. 31, 2013	$ 26,311,994		$ 500,000		$ 10,626		$ 117,097,844		$ 432,100		$ (91,228,576)
Balance (in shares) at Dec. 31, 2013					107,164,855
Common stock issued pursuant to equity purchase agreements executed in February 2013	1,754,565		0		$ 379		1,754,186		0		0
Common stock issued pursuant to equity purchase agreements executed in February 2013 (in shares)					3,793,865
Common stock issued upon conversion of 4% Convertible Promissory Note	456,762		0		$ 89		456,673		0		0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)					886,690
Common stock issued upon conversion of 10% Convertible Promissory Note	1,375,972		0		$ 598		1,375,374		0		0
Common stock issued upon conversion of 10% Convertible Promissory Note (in shares)					5,981,859
Common stock issued pursuant to private offering completed in March 2014	1,911,695		0		$ 384		1,911,311		0		0
Common stock issued pursuant to private offering completed in March 2014 (in shares)					3,846,154
Warrants issued in connection with private offering completed in March 2014	(1,121,235)		0		$ 0		(1,121,235)		0		0
Warrants issued in connection with private offering completed in March 2014 (in shares)					0
Reclassification of liability classified stock purchase warrants to equity	1,331,776		0		$ 0		1,331,776		0		0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	0		0		$ 3		39,147		(39,150)		0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan (in shares)					27,000
Common stock issued in connection with the Deerfield Facility	1,050,000		0		$ 271		1,049,729		0		0
Common stock issued in connection with the Deerfield Facility (in shares)					2,709,677
Common stock issued pursuant to the second amendment to the Aldagen Holding LLC exchange and purchase agreement	0		0		$ 127		(127)		0		0
Common stock issued pursuant to the second amendment to the Aldagen Holding LLC exchange and purchase agreement (in shares)					1,270,000
Stock-based compensation related to stock, options and warrants issued for services rendered	$ 1,279,295		0		$ 0		1,279,295		0		0
Stock-based compensation related to stock, options and warrants issued for services rendered (in shares)					0
Issuance of Successor Company common stock (in shares) | Predecessor [Member]	2,709,677
Net loss	$ (18,883,272)		0		$ 0		0		0		(18,883,272)
Balance (Predecessor [Member]) at Dec. 31, 2014	15,467,552		500,000		12,477		125,173,973		392,950		(110,111,848)	$ 0
Balance at Dec. 31, 2014	15,467,552		500,000		$ 12,477		125,173,973		392,950		(110,111,848)
Balance (in shares) (Predecessor [Member]) at Dec. 31, 2014					125,680,100							0
Balance (in shares) at Dec. 31, 2014					125,680,100
Stock-based compensation related to stock, options and warrants issued for services rendered | Predecessor [Member]	782,755		0		$ 0		782,755		0		0	$ 0
Stock-based compensation related to stock, options and warrants issued for services rendered	782,755		0		$ 0		782,755		0		0
Stock-based compensation related to stock, options and warrants issued for services rendered (in shares) | Predecessor [Member]					0							0
Stock-based compensation related to stock, options and warrants issued for services rendered (in shares)					0
Net loss | Predecessor [Member]	(52,808,108)		0		$ 0		0		0		(52,808,108)	$ 0
Net loss	(52,808,108)		0		0		0		0		(52,808,108)
Balance (Predecessor [Member]) at Dec. 31, 2015	(36,557,801)		500,000		12,477		125,956,728		392,950		(162,919,956)	$ 0
Balance at Dec. 31, 2015	(36,557,801)		500,000		$ 12,477		125,956,728		392,950		(162,919,956)
Balance (in shares) (Predecessor [Member]) at Dec. 31, 2015					125,680,100							0
Balance (in shares) at Dec. 31, 2015					125,680,100
Stock-based compensation related to stock, options and warrants issued for services rendered | Predecessor [Member]	55,081		0		$ 0		55,081		0		0	$ 0
Stock-based compensation related to stock, options and warrants issued for services rendered (in shares) | Predecessor [Member]					0							0
Elimination of Predecessor Company equity | Predecessor [Member]	8,328,786		(500,000)		$ (12,477)		(126,011,809)		(392,950)		134,746,022	$ 0
Elimination of Predecessor Company equity (in shares) | Predecessor [Member]					(125,680,100)							0
Issuance of Successor Company preferred stock | Predecessor [Member]	8,288,719		0		$ 0		8,288,716		0		0	$ 3
Issuance of Successor Company preferred stock (in shares) | Predecessor [Member]					0							29,038
Issuance of Successor Company common stock | Predecessor [Member]	9,600,000		0		$ 750		9,599,250		0		0	$ 0
Issuance of Successor Company common stock					$ 7,052,500
Issuance of Successor Company common stock (in shares) | Predecessor [Member]					7,500,000							0
Issuance of Successor Company common stock (in shares)					7,500,000
Net loss | Predecessor [Member]	28,173,934		0		$ 0		0		0		28,173,934	$ 0
Balance (Predecessor [Member]) at May. 04, 2016	0		0		0		0		0		0	0
Balance at May. 04, 2016	17,888,719		0		$ 750		17,887,966		0		0	$ 3
Balance (in shares) (Predecessor [Member]) at May. 04, 2016					0							0
Balance (in shares) at May. 04, 2016					7,500,000							29,038
Balance (Predecessor [Member]) at Dec. 31, 2015	(36,557,801)		500,000		$ 12,477		125,956,728		392,950		(162,919,956)	$ 0
Balance at Dec. 31, 2015	(36,557,801)		500,000		$ 12,477		125,956,728		392,950		(162,919,956)
Balance (in shares) (Predecessor [Member]) at Dec. 31, 2015					125,680,100							0
Balance (in shares) at Dec. 31, 2015					125,680,100
Balance at Sep. 30, 2016	14,895,139		0		$ 993		18,105,659		0		(3,211,516)	$ 3
Balance (in shares) at Sep. 30, 2016					9,927,112							29,038
Balance (Predecessor [Member]) at May. 04, 2016	0		0		$ 0		0		0		0	$ 0
Balance at May. 04, 2016	17,888,719		0		$ 750		17,887,966		0		0	$ 3
Balance (in shares) (Predecessor [Member]) at May. 04, 2016					0							0
Balance (in shares) at May. 04, 2016					7,500,000							29,038
Issuance of Successor Company common stock		$ 0		$ 0		$ 226		$ (226)		$ 0			$ 0
Issuance of Successor Company common stock (in shares)						2,264,612							0
Issuance of common stock for services	217,936		0		$ 17		217,919		0		0	$ 0
Issuance of common stock for services (in shares)					162,500							0
Net loss	(3,211,516)		0		$ 0		0		0		(3,211,516)	$ 0
Balance at Sep. 30, 2016	$ 14,895,139		$ 0		$ 993		$ 18,105,659		$ 0		$ (3,211,516)	$ 3
Balance (in shares) at Sep. 30, 2016					9,927,112							29,038